CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic	129,727,349	68,282,320	124,830,919	63,760,729
Weighted Average Number of Shares Outstanding, Diluted	129,727,349	68,282,320	124,830,919	63,760,729
Earnings Per Share, Basic	$ 0.00	$ (0.00)	$ (0.00)	$ (0.01)
Earnings Per Share, Diluted	$ 0.00	$ (0.00)	$ (0.00)	$ (0.01)